Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Real Estate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at beginning of year	$ 12,655,847	$ 11,468,170	$ 9,965,185
Additions	788,850	1,273,776	1,511,390
Dispositions and write-offs	(105,646)	(86,905)	(8,405)
Other	(20,717)	806	0
Balance at end of year	13,318,334	12,655,847	11,468,170
MGM National Harbor Transaction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions		$ 1,200,000
Borgata
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions			$ 1,300,000
MGM Northfield Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions	$ 769,300